Equity Method Investments - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity investment	$ 18,823,000		$ 18,823,000		$ 16,978,000
Income (Loss) on Equity Method Investments	(183,000)	(3,430,000)	(361,000)	(3,564,000)
Compression expenses	5,100,000	3,500,000	10,000,000	6,300,000
Keystone Midstream Services
Schedule of Equity Method Investments [Line Items]
Ownership percentage	28.00%		28.00%
Equity investment, cash contribution				2,100,000
Income (Loss) on Equity Method Investments				11,600,000
Gain on sale of equity method investment		92,700,000
Proceeds from sale of equity method investment	2,300,000
RW Gathering, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%		40.00%
Equity investment	18,800,000		18,800,000		16,800,000
Equity investment, cash contribution			2,200,000	1,500,000
Income (Loss) on Equity Method Investments	200,000	400,000	200,000	800,000
Compression expenses	200,000	200,000	400,000	500,000
Receivables	$ 0		$ 0		$ 0